Recoverable taxes - Summary of Tax Recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Recoverable taxes
Recoverable taxes	R$ 22,225	R$ 12,260
Current	15,612	11,227
Non current	6,613	1,033
Withholding Income Tax (IRRF) on financial investments
Recoverable taxes
Recoverable taxes	637	5,291
IRPJ and CSLL
Recoverable taxes
Recoverable taxes	17,456	5,520
PIS and COFINS
Recoverable taxes
Recoverable taxes	2,501	1,223
Other tax
Recoverable taxes
Recoverable taxes	R$ 1,631	R$ 226